Employee benefits (Details 15) - Employee gratuity cost [Member] - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Actuarial assumptions to determine gratuity cost [Line Items]
Actuarial assumption of discount rates	8.75%	7.75%	7.50%
Actuarial assumption of expected rates of salary increases	4.50%	4.50%	4.50%